Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 94,197	$ 561,317
Depreciation of plant and equipment	6,621	5,175
Amortization of operating lease right-of-use assets	65,828	73,215
Allowance for (reversal of) expected credit loss, net	1,664	(12,130)
Impairment loss on trade receivables	3,095	14,120
Changes in assets and liabilities:
Accounts receivable	(6,357)	13,948
Deposits and other current assets	(493,848)	(51,009)
Accounts payable and other payables	182,387	35,255
Deferred tax assets	(1,924)	(2,940)
Contract liabilities	104,944	(89,214)
Amounts due to related parties		(35,158)
Amount due from beneficial shareholder		(513)
Operating lease liabilities	(59,560)	(51,568)
Income tax recoverable/payables	(254,507)	(97,458)
Net cash (used in) generated from operating activities	(357,460)	363,040
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of plant and equipment	(8,514)	(19,231)
Net cash used in investing activities	(8,514)	(19,231)
CASH FLOWS FROM FINANCING ACTIVITIES
Deferred IPO costs		(449,220)
Payments of offering costs for IPO	(1,540,289)
Proceeds from issuance of shares pursuant to IPO	5,799,600
Advance from related parties	104,690	391,131
Repayments to related parties	(120,909)	(348,064)
Net cash generated from (used in) financing activities	4,243,092	(406,153)
Net increase/(decrease) in cash and cash equivalents and restricted cash	3,877,118	(62,344)
Effect of foreign currency translation on cash and cash equivalents	(2,926)	(668)
Cash and cash equivalents and restricted cash, beginning of period	2,450,919	2,038,444
Cash and cash equivalents and restricted cash, end of period	6,325,111	1,975,432
Non-cash investing and financing activities:
Right-of-use assets obtained in exchange for new operating lease obligations		310,842
Offset amount due from a beneficial owner and amounts due to a related party		61,680
Supplementary cash flow information:
Taxes paid	261,467	163,682
Interest received	$ 9,402	$ 12,581